Related Party Transactions and Balances	9 Months Ended
Sep. 30, 2017
Related Party Transactions [Abstract]
Related Party Transactions and Balances
Related Party Transactions and Balances

a)
During the three and nine months ended September 30, 2017, two shuttle tankers and three FSO units of the Partnership were employed on long-term time-charter-out or bareboat contracts with subsidiaries of Teekay Corporation.

b)
Teekay Corporation and its wholly-owned subsidiaries directly and indirectly provide substantially all of the Partnership’s commercial, technical, crew training, strategic, business development and administrative service needs. In addition, the Partnership reimburses the general partner for expenses incurred by the general partner that are necessary or appropriate for the conduct of the Partnership’s business. Prior to September 25, 2017, Teekay Corporation owned all of the general partner; as part of the Brookfield Transaction, Teekay Corporation sold to Brookfield 49% of the general partner ownership interests. The Partnership's related party transactions were as follows for the periods indicated:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2017	2016	2017	2016
	$	$	$	$
Revenues (1)	10,446	13,733	34,664	38,651
Vessel operating expenses (2)	(8,108)	(8,889)	(23,741)	(26,951)
General and administrative (3)	(9,809)	(7,469)	(24,189)	(22,817)
Interest expense (4)(5)(6)(7)(8)	(6,946)	(6,927)	(20,840)	(15,409)

_______________

(1)
Includes revenue from time-charter-out or bareboat contracts with subsidiaries of Teekay Corporation, including management fees from ship management services provided by the Partnership to a subsidiary of Teekay Corporation. The nine months ended September 30, 2016 includes an early termination fee received by the Partnership from Teekay Corporation of $4.0 million.

(2)	Includes ship management and crew training services provided by Teekay Corporation.

(3)
Includes commercial, technical, strategic, business development and administrative management fees charged by Teekay Corporation and reimbursements to Teekay Corporation and the general partner for costs incurred on the Partnership’s behalf.

(4)
Includes a guarantee fee related to the final bullet payment of the Piranema Spirit FPSO debt facility, which was repaid in March 2017, and for the Partnership's liabilities associated with the long-term debt financing relating to the East Coast of Canada shuttle tanker newbuildings and certain of the Partnership's interest rate swaps and cross currency swaps (see notes 6i and 7).

(5)
Includes interest expense of $4.7 million and $14.6 million, respectively, for the three and nine months ended September 30, 2017, incurred on the 2016 Teekay Corporation Promissory Note (see note 6g), which bore interest at an annual rate of 10.00% on the outstanding principal balance of $200.0 million, which was acquired by Brookfield on September 25, 2017 (see note 6h).

(6)
Includes interest expense of $0.3 million for the three and nine months ended September 30, 2017, incurred on the Brookfield Promissory Note (see note 6h). The subordinated promissory note bears interest at an annual rate of 10.00% on the outstanding principal balance, which as at September 30, 2017, was $200.0 million. The Brookfield Promissory Note was recorded at the relative fair value at its acquisition date of $163.6 million. The Brookfield Promissory Note is recorded net of debt issuance costs on the Partnership's unaudited consolidated balance sheet as at September 30, 2017. The outstanding principal balance, together with accrued interest, is payable in full on January 1, 2022.

(7)
Includes interest expense of $3.2 million for the nine months ended September 30, 2016, incurred on a $100.0 million convertible promissory note issued to Teekay Corporation, which bore interest at an annual rate of 6.50% on the outstanding principal balance. The convertible promissory note was refinanced on July 1, 2016 under the 2016 Teekay Corporation Promissory Note.

(8)
Includes interest expense of $5.0 million for the nine months ended September 30, 2016, incurred on a $100.0 million, six-month loan made by Teekay Corporation to the Partnership on January 1, 2016, which bore interest at an annual rate of 10.00% on the outstanding principal balance. The loan was refinanced on July 1, 2016 under the 2016 Teekay Corporation Promissory Note.

c)
At September 30, 2017, the carrying value of due from affiliates totaled $44.8 million (December 31, 2016 - $77.8 million) and of due to affiliates totaled $285.5 million (December 31, 2016 - $296.6 million). Amounts due to and from affiliates, other than the Brookfield Promissory Note, are non-interest bearing and unsecured, and all current due to and from affiliates balances are expected to be settled within the next fiscal year in the normal course of operations or from financings.

d)
In May 2013, the Partnership entered into an agreement with Statoil ASA (or Statoil), on behalf of the field license partners, to provide an FSO unit for the Gina Krog oil and gas field located in the North Sea. The contract has been serviced since early-October 2017 by a new FSO unit that was converted from the Randgrid shuttle tanker, which conversion commenced during the second quarter of 2015 (see note 9a). The Partnership received project management and engineering services from certain subsidiaries of Teekay Corporation relating to this FSO unit conversion. These costs are capitalized and included as part of advances on newbuilding contracts and conversion costs and are reclassified to vessels and equipment upon commencement of operations during the fourth quarter of 2017. Cumulative project management and engineering costs paid to Teekay Corporation subsidiaries were $16.9 million as at September 30, 2017 (December 31, 2016 - $13.8 million).

e)
In December 2014, the Partnership entered into an agreement with a consortium led by Queiroz Galvão Exploração e Produção SA (or QGEP) to provide an FPSO unit for the Atlanta field located in the Santos Basin offshore Brazil. In connection with the contract with QGEP, the Partnership acquired the Petrojarl I FPSO from Teekay Corporation for a purchase price of $57 million (see note 9e). The Partnership has received project management and engineering services from certain subsidiaries of Teekay Corporation relating to this FPSO unit upgrade. These costs are capitalized and included as part of advances on newbuilding contracts and conversion costs and are reclassified to vessels and equipment upon commencement of operations of the unit, which is expected in early-2018. Cumulative project management and engineering costs paid to Teekay Corporation subsidiaries were $3.7 million as at September 30, 2017 (December 31, 2016 - $2.8 million).

f)
In June 2015, the Partnership entered into 15-year contracts, plus extension options, with a group of oil companies to provide shuttle tanker services for oil production on the East Coast of Canada. The Partnership entered into contracts to construct three Suezmax DP2 shuttle tanker newbuildings. These vessels will replace the existing vessels servicing the East Coast of Canada. Two of the three newbuildings delivered in October and November 2017, respectively, and the third newbuilding is expected to be delivered in early-2018 (see note 9f). The Partnership has received project management and engineering services from certain subsidiaries of Teekay Corporation relating to the construction of these shuttle tankers. These costs are capitalized and included as part of advances on newbuilding contracts and conversion costs and are reclassified to vessels and equipment upon delivery of the vessels. Cumulative project management and engineering costs paid to Teekay Corporation subsidiaries were $3.4 million as at September 30, 2017 (December 31, 2016 - $2.2 million).

g)
Effective July 1, 2016, the Partnership issued the 2016 Teekay Corporation Promissory Note to a subsidiary of Teekay Corporation. The 2016 Teekay Corporation Promissory Note bore interest at an annual rate of 10.00% on the outstanding principal balance, which was payable quarterly, and of which (a) 5.00% was payable in cash and (b) 5.00% was payable in common units of the Partnership or in cash, at the election of Teekay Corporation. If the Partnership paid cash for the second 5.00% of interest, the Partnership was required to raise at least an equal amount of cash proceeds from the issuance of common units in advance of or within six months of the applicable interest payment date. The outstanding principal balance of the 2016 Teekay Corporation Promissory Note, together with accrued interest, was payable in full on January 1, 2019. During the three and nine months ended September 30, 2017, the Partnership incurred $4.7 million and $14.6 million, respectively, of interest expense (three and nine months ended September 30, 2016 - $5.0 million), of which $9.6 million was paid in cash and the remainder was settled through the issuance of 1.7 million common units of the Partnership under the terms of the 2016 Teekay Corporation Promissory Note. On September 25, 2017, the Partnership, Teekay Corporation and Brookfield entered into an agreement to amend and restate this subordinated promissory note (see note 6h).

h)
Effective September 25, 2017, the Partnership, Teekay Corporation and Brookfield amended and restated the 2016 Teekay Corporation Promissory Note to create the Brookfield Promissory Note, concurrently with Brookfield’s acquisition of the promissory note from a subsidiary of Teekay Corporation. The amendments, among other things, extended the maturity date of the promissory note to January 1, 2022. The Brookfield Promissory Note bears interest at an annual rate of 10.00% on the outstanding principal balance, which is payable quarterly, and of which (a) 5.00% is payable in cash and (b) 5.00% is payable in common units of the Partnership, or in cash, at the election of Brookfield. If the Partnership pays cash for the second 5.00% of interest, the Partnership must raise at least an equal amount of cash proceeds from the issuance of common units in advance of or within six months of the applicable interest payment date, until certain of the Partnership's NOK senior unsecured bonds are repaid in full, which occurred in November 2017 (see note 15). The outstanding principal balance of the Brookfield Promissory Note, which as at September 30, 2017, was $200.0 million, together with accrued interest, is payable in full on January 1, 2022. During the three and nine months ended September 30, 2017, the Partnership incurred $0.3 million of interest expense under the terms of the Brookfield Promissory Note.

i)
In June 2016, as part of various other financing initiatives, Teekay Corporation agreed to provide financial guarantees for the Partnership's liabilities associated with the long-term debt financing relating to the East Coast of Canada newbuilding shuttle tankers until their deliveries (which was October and November 2017, respectively, for the first two newbuildings, and which is expected for early-2018 for the third newbuilding) (see note 9f), and for certain of the Partnership's interest rate swaps and cross currency swaps until early-2019. The guarantees covered liabilities totaling up to a maximum amount of $495 million. During the three and nine months ended September 30, 2017, guarantee fees of $1.9 million and $5.8 million, respectively (three and nine months ended September 30, 2016 - $1.8 million) were recognized in interest expense on the Partnership's consolidated statements of loss, which represents the estimated fee a third party would charge to provide such financial guarantees. The guarantee fee was accounted for as an equity contribution by Teekay Corporation in the Partnership's consolidated statement of changes in total equity, as Teekay Corporation has provided such financial guarantees at no cost to the Partnership. Effective September 25, 2017, the Partnership secured the release of all of these financial guarantees provided by Teekay Corporation relating to the Partnership's interest rate swap and cross currency swap agreements.